Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 298,662	$ 151,804	$ 101,597
Adjustments to reconcile net income to net cash generated from operating activities:
Share-based compensation	7,028	7,149	7,170
Depreciation of property and equipment	9,701	6,376	4,100
Deferred tax expenses	15,482	24,867	27,680
Allowance for doubtful accounts	13,437	12,339	16,368
Realized loss (gain) on available-for-sale security	(821)		721
Other-than-temporary impairment on available-for-sale security		14	3,622
Amortization of loan origination costs	3,483	2,558	1,280
Amortization of issuance costs for convertible senior notes	164
Deemed rental expense (Note 18(b))	175	142
Gain on bargain purchase	(102)
Changes in operating assets and liabilities:
Accounts receivable	(25,457)	(14,600)	(19,817)
Funds receivable	(29,288)	(7,600)
Prepayments and other current assets	(12,330)	1,266	2,386
Amounts due from a related party		1,595	(1,595)
Other non-current assets	107	(12,009)	(172)
Deferred revenue	46,426	4,510	205
Accrued expenses and other liabilities	41,408	27,032	381
Customers' refundable fees	33,527	5,998	12,412
Income tax payable	6,398	7,452	1,363
Amounts due to a related party	537
Other non-current liabilities	(481)
Net cash generated from operating activities	408,056	218,893	157,701
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of fixed-rate time deposits	(9,984)	(49,260)	(204,173)
Loans to third parties			(14,800)
Proceeds from collection of loans to third parties		26,143
Proceeds from maturity of trading securities			7,550
Proceeds from maturity of fixed-rate time deposits	25,843	31,781	250,816
Proceeds from disposal of available-for-sale security	1,464
Acquisition of property and equipment	(6,730)	(18,115)	(60,115)
Payment for BaoAn Acquisition (net of cash acquired of US$3,169)	(12,781)	(111,367)
Proceeds from disposal of property and equipment	138	274	491
Deposits for non-current assets	(37,720)	(8,750)
Net cash used in investing activities	(39,770)	(129,294)	(20,231)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of share options	26,011	16,681	5,981
Proceeds from issuance of shares by a PRC Domestic Entity's subsidiary		636
Loan from noncontrolling interests		5,728
Proceeds from short-term loans		46,000	255,570
Proceeds from long-term loans	100,000	80,750
Repayment of short-term loans	(180,670)	(30,900)	(3,600)
Proceeds from issuance of convertible senior notes	350,000
Payment of issuance costs for convertible senior notes	(8,420)
Return of share capital to noncontrolling interest holder upon disposal of a PRC Domestic Entity's subsidiary	(683)
Repayment of loans from noncontrolling interests	(5,728)
Payment of loan origination costs	(4,097)	(3,338)	(2,079)
Payment of dividends	(81,046)	(131,012)	(142,214)
Changes in restricted cash	(108,218)	(107,145)	(277,320)
Net cash (used in) generated from financing activities	87,149	(122,600)	(163,662)
Exchange rate effect on cash and cash equivalents	7,408	754	5,086
Net (decrease) increase in cash and cash equivalents	462,843	(32,247)	(21,106)
Cash and cash equivalents at beginning of year	118,167	150,414	171,520
Cash and cash equivalents at end of year	581,010	118,167	150,414
Supplemental schedule of cash flow information:
Income tax paid	38,705	13,187	10,629
Interest paid	13,884	8,959	2,224
Acquisition of property and equipment through utilization of deposits	$ 111,367		$ 4,600